Commitments and contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Assets pledged under mortgages and overdraft facilities	$ 5,265.6	$ 5,367.7
Guarantor obligations, maximum exposure, undiscounted	371.8	455.8
Performance Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	370.0	370.0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 1.8	$ 85.8